Columbia Balanced Fund
Third Quarter Report
May 31, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Columbia Balanced Fund, May 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 8.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	2,705,449	2,703,740
Subordinated Series 2023-1PL Class C
03/18/2030	7.420%	7,314,000	7,357,597
Subordinated Series 2023-3PL Class B
08/19/2030	7.170%	1,948,743	1,956,996
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	4,210,000	4,201,438
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,137,764	1,144,376
Subordinated Series 2023-1 Class C
01/22/2030	8.590%	15,047,000	15,148,970
Affirm Asset Securitization Trust(a)
Series 2023-B Class A
09/15/2028	6.820%	22,906,000	23,199,139
Series 2023-X1 Class A
11/15/2028	7.110%	3,315,061	3,327,715
Series 2024-A Class A
02/15/2029	5.610%	10,200,000	10,151,374
Series 2024-X1 Class A
05/15/2029	6.270%	17,775,000	17,794,627
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	2,000,000	2,036,482
ALM Ltd.(a),(b)
Series 2022-20A Class A2
3-month Term SOFR + 2.000% Floor 2.000% 07/15/2037	7.329%	8,450,000	8,451,808
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2021-2 Class E
07/13/2027	2.540%	3,850,000	3,740,332
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	1,592,878	1,588,170
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	10,050,000	10,007,184
Apidos CLO XI(a),(b)
Series 2012-11A Class BR3
3-month Term SOFR + 1.912% Floor 1.650% 04/17/2034	7.229%	12,575,000	12,608,915
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class A1B
3-month Term SOFR + 1.412% Floor 1.150% 01/20/2031	6.736%	5,925,000	5,925,314
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aqua Finance Trust(a)
Series 2021-A Class A
07/17/2046	1.540%	2,560,931	2,292,988
ARES XLVII CLO Ltd.(a),(b)
Series 2018-47A Class B
3-month Term SOFR + 1.712% Floor 1.450% 04/15/2030	7.040%	3,450,000	3,451,815
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class C
07/15/2030	2.300%	2,100,000	2,073,790
Bain Capital Credit CLO(a),(b)
Series 2019-1A Class AR
3-month Term SOFR + 1.392% 04/19/2034	6.718%	3,850,000	3,853,850
Bain Capital Credit CLO Ltd.(a),(b)
Series 2021-7A Class B
3-month Term SOFR + 1.912% Floor 1.650% 01/22/2035	7.236%	15,750,000	15,777,909
Ballyrock CLO Ltd.(a),(b)
Series 2018-1A Class A1
3-month Term SOFR + 1.262% 04/20/2031	6.586%	2,184,626	2,186,629
Barings CLO Ltd.(a),(b)
Series 2018-4A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2030	7.129%	22,000,000	22,055,462
Basswood Park CLO Ltd.(a),(b)
Series 2021-1A Class A
3-month Term SOFR + 1.262% Floor 1.000% 04/20/2034	6.586%	6,725,000	6,737,475
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	6.630%	931,288	931,282
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	6.830%	791,595	791,589
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month Term SOFR + 1.402% Floor 1.140% 01/20/2031	6.726%	8,579,878	8,590,500

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carlyle CLO Ltd.(a),(b)
Series C17A Class CR
3-month Term SOFR + 3.062% Floor 2.800% 04/30/2031	8.391%	1,925,000	1,926,409
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.986%	2,000,000	2,002,890
Carmax Auto Owner Trust
Subordinated Series 2021-1 Class C
12/15/2026	0.940%	1,650,000	1,582,991
Cascade Funding Mortgage Trust(a)
CMO Series 2021-GRN1 Class A
03/20/2041	1.100%	5,807,699	5,553,235
College Ave Student Loans Trust(a)
Series 2024-A Class A1A
06/25/2054	5.510%	24,626,294	24,455,939
Drive Auto Receivables Trust
Subordinated Series 2020-2 Class D
05/15/2028	3.050%	890,153	887,287
Subordinated Series 2021-2 Class D
03/15/2029	1.390%	22,110,000	21,305,676
Dryden CLO Ltd.(a),(b)
Series 2018-55A Class A1
3-month Term SOFR + 1.282% 04/15/2031	6.610%	7,665,113	7,680,198
Dryden Senior Loan Fund(a),(b)
Series 2016-42A Class BR
3-month Term SOFR + 1.812% Floor 1.550% 07/15/2030	7.140%	6,025,000	6,034,923
DT Auto Owner Trust(a)
Series 2020-2A Class D
03/16/2026	4.730%	1,602,375	1,599,090
Subordinated Series 2020-1A Class D
11/17/2025	2.550%	1,517,489	1,511,036
Subordinated Series 2020-3A Class D
06/15/2026	1.840%	6,125,000	6,002,366
Ent Auto Receivables Trust(a)
Series 2023-1A Class A2
08/16/2027	6.220%	6,761,254	6,764,678
Exeter Automobile Receivables Trust(a)
Series 2019-4A Class D
09/15/2025	2.580%	921,748	919,122
Subordinated Series 2020-1A Class D
12/15/2025	2.730%	1,325,201	1,316,069
Subordinated Series 2020-2A Class D
04/15/2026	4.730%	344,774	344,215
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exeter Automobile Receivables Trust
Series 2024-3A Class A3
12/15/2027	5.650%	425,000	425,288
Subordinated Series 2020-3A Class D
07/15/2026	1.730%	720,028	716,684
Subordinated Series 2021-1A Class D
11/16/2026	1.080%	5,351,028	5,237,826
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	27,330,000	25,899,223
Ford Credit Auto Owner Trust(a)
Series 2021-2 Class A
05/15/2034	1.530%	15,305,000	13,953,740
Series 2022-1 Class A
11/15/2034	3.880%	24,050,000	23,189,311
Foundation Finance Trust(a)
Series 2019-1A Class A
11/15/2034	3.860%	60,837	60,660
Foursight Capital Automobile Receivables Trust(a)
Subordinated Series 2021-1 Class D
03/15/2027	1.320%	4,714,391	4,684,762
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	16,589,000	16,523,435
GoldenTree Loan Management US CLO Ltd.(a),(b)
Series 2024-19A Class A
3-month Term SOFR + 1.500% Floor 1.500% 04/20/2037	6.821%	17,000,000	17,086,122
GoldentTree Loan Management US CLO 1 Ltd.(a),(b)
Series 2021-10A Class A
3-month Term SOFR + 1.362% Floor 1.100% 07/20/2034	6.686%	9,175,000	9,203,387
Hertz Vehicle Financing LLC(a)
Series 2021-1A Class A
12/26/2025	1.210%	9,606,000	9,443,737
Hilton Grand Vacations Trust(a)
Series 2018-AA Class A
02/25/2032	3.540%	625,560	613,329
Series 2019-AA Class A
07/25/2033	2.340%	1,548,432	1,473,251
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2020-REV1 Class B
10/15/2028	4.494%	2,921,575	2,909,472
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class A
3-month Term SOFR + 1.412% Floor 1.150% 04/19/2033	6.738%	3,023,262	3,027,041
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXXIII Ltd.(a),(b)
Series 2019-33A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/15/2032	7.129%	16,325,000	16,373,224
Magnetite XII Ltd.(a),(b)
Series 2015-12A Class AR4
3-month Term SOFR + 1.150% Floor 1.150% 10/15/2031	6.479%	12,502,274	12,544,157
Marlette Funding Trust(a)
Series 2024-1A Class A
07/17/2034	5.950%	5,695,000	5,695,442
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	7,525,000	7,525,400
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	10,000,000	9,980,108
NextGear Floorplan Master Owner Trust(a)
Series 2023-1A Class A2
03/15/2028	5.740%	13,775,000	13,812,575
OHA Credit Funding Ltd.(a),(b)
Series 2020-6A Class AR
3-month Term SOFR + 1.402% Floor 1.140% 07/20/2034	6.726%	16,150,000	16,205,847
Series 2021-8A Class A
3-month Term SOFR + 1.452% Floor 1.190% 01/18/2034	6.779%	4,025,000	4,033,980
OneMain Financial Issuance Trust(a)
Series 2023-2A Class A1
09/15/2036	5.840%	22,150,000	22,350,296
Oportun Issuance Trust(a)
Series 2024-1A Class A
04/08/2031	6.334%	3,070,745	3,071,449
Pagaya AI Debt Grantor Trust(a)
Series 2024-5 Class A
10/15/2031	6.278%	6,825,000	6,829,326
Pagaya AI Debt Selection Trust(a)
Series 2021-HG1 Class A
01/16/2029	1.220%	1,460,117	1,428,206
Pagaya AI Debt Trust(a)
Series 2022-1 Class A
10/15/2029	2.030%	4,528,098	4,496,309
Series 2022-2 Class A
01/15/2030	4.970%	380,238	379,190
Series 2023-1 Class A
07/15/2030	7.556%	4,753,087	4,777,078
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-5 Class A
04/15/2031	7.179%	5,413,092	5,426,430
Series 2023-8 Class A
06/16/2031	7.299%	1,422,343	1,433,850
Series 2024-1 Class A
07/15/2031	6.660%	3,297,697	3,311,709
Series 2024-2 Class A
08/15/2031	6.319%	3,233,798	3,231,692
Series 2024-3 Class A
10/15/2031	6.258%	24,675,000	24,660,279
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,324,428	4,237,931
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.357%	6,063,631	6,087,597
Palmer Square Loan Funding Ltd.(a),(b)
Series 2021-4A Class B
3-month Term SOFR + 2.012% Floor 1.750% 10/15/2029	7.340%	10,000,000	9,986,370
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class B
05/15/2028	5.710%	5,949,000	5,941,038
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	7,050,000	7,032,193
Prosper Marketplace Issuance Trust(a)
Series 2023-1A Class A
07/16/2029	7.060%	2,634,375	2,644,360
Series 2024-1A Class A
08/15/2029	6.120%	4,302,569	4,303,987
Race Point IX CLO Ltd.(a),(b)
Series 2015-9A Class A2R
3-month Term SOFR + 0.712% Floor 1.450% 10/15/2030	6.040%	12,200,000	12,202,318
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month Term SOFR + 1.812% 04/15/2030	7.140%	3,000,000	3,005,502
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,716,440	2,622,338
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	2,950,000	2,969,194
Santander Consumer Auto Receivables Trust(a)
Subordinated Series 2021-AA Class C
11/16/2026	1.030%	1,275,000	1,214,548

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-AA Class D
01/15/2027	1.570%	1,050,000	986,897
Santander Drive Auto Receivables Trust
Series 2020-2 Class D
09/15/2026	2.220%	666,450	664,178
SBNA Auto Lease Trust(a)
Series 2023-A Class A3
04/20/2027	6.510%	25,000,000	25,270,905
Series 2024-A Class A4
01/22/2029	5.240%	8,100,000	8,057,881
SCF Equipment Leasing LLC(a)
Series 2020-1A Class C
08/21/2028	2.600%	4,850,000	4,748,587
Theorem Funding Trust(a)
Series 2023-1A Class A
04/15/2029	7.580%	1,726,156	1,742,481
United Auto Credit Securitization Trust(a)
Series 2024-1 Class A
08/10/2026	6.170%	7,948,839	7,951,588
Upstart Pass-Through Trust(a)
Series 2021-ST10 Class A
01/20/2030	2.250%	3,667,828	3,603,090
Series 2021-ST2 Class A
04/20/2027	2.500%	267,431	263,279
Series 2021-ST9 Class A
11/20/2029	1.700%	329,112	325,716
Upstart Securitization Trust(a)
Series 2020-2 Class A
11/20/2030	2.309%	134,612	134,318
Subordinated Series 2021-3 Class B
07/20/2031	1.660%	116,580	116,268
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	2,369,408	2,328,362
Verizon Master Trust
Subordinated Series 2022-4 Class B
11/20/2028	3.640%	29,196,000	28,608,565
VSE Voi Mortgage LLC(a)
Series 2018-A Class A
02/20/2036	3.560%	699,170	691,510
Westlake Automobile Receivables Trust(a)
Subordinated Series 2021-3 Class C
01/15/2027	1.580%	12,222,150	12,052,353
Westlake Flooring Master Trust(a)
Series 2024-1A Class A
02/15/2028	5.430%	5,125,000	5,114,355
Total Asset-Backed Securities — Non-Agency (Cost $758,264,996)			756,895,114

Commercial Mortgage-Backed Securities - Non-Agency 2.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AMSR Trust(a)
Subordinated Series 2020-SFR2 Class C
07/17/2037	2.533%	2,799,000	2,684,469
Ashford Hospitality Trust(a),(b)
Series 2018-KEYS Class B
1-month Term SOFR + 1.497% Floor 1.450% 05/15/2035	6.814%	16,800,000	16,656,800
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class C
1-month Term SOFR + 1.614% Floor 1.500% 10/15/2037	6.931%	3,558,358	3,523,998
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	8,475,000	8,217,881
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class A
1-month Term SOFR + 1.547% Floor 1.250% 07/15/2035	6.864%	14,823,000	14,748,882
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	6.729%	14,175,000	13,917,936
BX Trust(a)
Series 2023-LIFE Class A
02/15/2028	5.045%	7,225,000	6,953,287
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.633%	2,925,000	2,808,048
COMM Mortgage Trust(a)
Subordinated Series 2020-CX Class B
11/10/2046	2.446%	3,275,000	2,611,593
FirstKey Homes Trust(a)
Subordinated Series 2020-SFR1 Class D
08/17/2037	2.241%	4,225,000	4,010,162
Subordinated Series 2020-SFR2 Class D
10/19/2037	1.968%	18,600,000	17,487,516
GS Mortgage Securities Corp. II(a),(c)
Series 2023-SHIP Class A
09/10/2038	4.322%	6,825,000	6,611,052
GS Mortgage Securities Corp. Trust(a)
Series 2017-485L Class A
02/10/2037	3.721%	3,835,000	3,517,258
GS Mortgage Securities Corp. Trust(a),(b)
Subordinated CMO Series 2021-IP Class D
1-month Term SOFR + 2.214% Floor 2.100% 10/15/2036	7.531%	5,425,000	5,314,090
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Partners of America Trust(a)
Subordinated Series 2019-2 Class D
10/19/2039	3.121%	6,384,150	5,723,504
Subordinated Series 2021-2 Class B
12/17/2026	2.302%	40,939,095	37,568,145
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,500,000	1,142,795
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34 Class A3
11/15/2052	3.276%	14,135,000	13,127,563
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.177%	7,392,500	6,752,838
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.631%	6,950,000	6,432,581
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	8.181%	2,600,000	2,181,847
Progress Residential Trust(a)
Series 2020-SFR1 Class C
04/17/2037	2.183%	2,075,000	2,004,563
Series 2020-SFR1 Class D
04/17/2037	2.383%	4,200,000	4,057,304
Series 2024-SFR1 Class A
02/17/2041	3.350%	9,585,000	8,760,517
Subordinated Series 2020-SFR2 Class C
06/17/2037	3.077%	600,000	580,511
Subordinated Series 2020-SFR2 Class D
06/17/2037	3.874%	775,000	753,492
Subordinated Series 2021-SFR8 Class D
10/17/2038	2.082%	11,910,000	10,788,276
SPGN TFLM Mortgage Trust(a),(b)
Series 2022 Class A
1-month Term SOFR + 1.550% Floor 1.550% 02/15/2039	6.867%	21,925,000	21,600,558
STAR Trust(a),(b)
Subordinated Series 2022-SFR3 Class B
1-month Term SOFR + 1.950% Floor 1.950% 05/17/2039	7.267%	12,100,000	12,049,560
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	4,100,000	3,803,023
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tricon American Homes Trust(a)
Subordinated Series 2020-SFR2 Class D
11/17/2039	2.281%	6,775,000	5,961,157
Wells Fargo Commercial Mortgage Trust
Series 2015-C28 Class A3
05/15/2048	3.290%	6,512,659	6,379,343
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month Term SOFR + 3.614% Floor 3.500% 05/15/2031	8.931%	3,925,000	3,649,696
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $278,946,224)			262,380,245

Common Stocks 59.1%
Issuer	Shares	Value ($)
Communication Services 6.9%
Entertainment 0.9%
Take-Two Interactive Software, Inc.(d)	477,741	76,610,547
Interactive Media & Services 5.3%
Alphabet, Inc., Class A(d)	798,056	137,664,660
Alphabet, Inc., Class C(d)	682,015	118,643,329
Meta Platforms, Inc., Class A	390,559	182,324,658
Pinterest, Inc., Class A(d)	1,174,389	48,725,400
Total		487,358,047
Wireless Telecommunication Services 0.7%
T-Mobile US, Inc.	353,770	61,895,599
Total Communication Services		625,864,193
Consumer Discretionary 5.2%
Automobiles 0.3%
Tesla, Inc.(d)	124,867	22,236,315
Broadline Retail 3.6%
Amazon.com, Inc.(d)	1,422,044	250,905,444
eBay, Inc.	1,473,473	79,891,706
Total		330,797,150
Hotels, Restaurants & Leisure 0.1%
Las Vegas Sands Corp.	239,091	10,766,268

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Textiles, Apparel & Luxury Goods 1.2%
NIKE, Inc., Class B	664,820	63,191,141
Tapestry, Inc.	1,058,851	46,049,430
Total		109,240,571
Total Consumer Discretionary		473,040,304
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 1.7%
Dollar Tree, Inc.(d)	112,725	13,295,914
Sysco Corp.	997,496	72,637,658
Walmart, Inc.	1,078,237	70,904,865
Total		156,838,437
Food Products 0.2%
Mondelez International, Inc., Class A	246,468	16,890,452
Household Products 0.8%
Procter & Gamble Co. (The)	441,607	72,662,016
Personal Care Products 0.3%
Coty, Inc., Class A(d)	3,127,885	32,404,889
Total Consumer Staples		278,795,794
Energy 2.4%
Oil, Gas & Consumable Fuels 2.4%
Canadian Natural Resources Ltd.	859,565	66,040,379
Chevron Corp.	615,842	99,951,157
EOG Resources, Inc.	421,960	52,555,118
Total		218,546,654
Total Energy		218,546,654
Financials 7.8%
Banks 2.8%
Bank of America Corp.	2,088,910	83,535,511
JPMorgan Chase & Co.	493,703	100,039,039
Wells Fargo & Co.	1,218,636	73,020,669
Total		256,595,219
Capital Markets 1.7%
BlackRock, Inc.	96,090	74,184,363
Charles Schwab Corp. (The)	635,306	46,555,223
S&P Global, Inc.	90,463	38,673,837
Total		159,413,423
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Finance 0.4%
American Express Co.	168,932	40,543,680
Financial Services 2.3%
Berkshire Hathaway, Inc., Class B(d)	41,121	17,040,543
Block, Inc., Class A(d)	520,072	33,326,214
MasterCard, Inc., Class A	166,817	74,578,876
Visa, Inc., Class A	311,457	84,859,574
Total		209,805,207
Insurance 0.6%
Aon PLC, Class A	180,454	50,823,065
Total Financials		717,180,594
Health Care 7.4%
Biotechnology 2.3%
AbbVie, Inc.	463,169	74,681,370
Biogen, Inc.(d)	237,446	53,411,103
BioMarin Pharmaceutical, Inc.(d)	438,047	32,884,188
Vertex Pharmaceuticals, Inc.(d)	98,516	44,858,276
Total		205,834,937
Health Care Equipment & Supplies 1.4%
Abbott Laboratories	325,670	33,280,217
Becton Dickinson & Co.	183,234	42,504,791
Boston Scientific Corp.(d)	703,610	53,171,808
Total		128,956,816
Health Care Providers & Services 1.1%
Elevance Health, Inc.	193,906	104,414,503
Life Sciences Tools & Services 1.3%
IQVIA Holdings, Inc.(d)	106,404	23,312,052
Thermo Fisher Scientific, Inc.	163,718	92,988,550
Total		116,300,602
Pharmaceuticals 1.3%
Eli Lilly & Co.	91,173	74,792,859
Pfizer, Inc.	1,486,222	42,595,122
Total		117,387,981
Total Health Care		672,894,839
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrials 5.6%
Aerospace & Defense 1.6%
General Electric Co.	303,272	50,082,338
L3Harris Technologies, Inc.	79,329	17,835,539
RTX Corp.	768,647	82,867,833
Total		150,785,710
Air Freight & Logistics 0.6%
United Parcel Service, Inc., Class B	364,211	50,599,834
Electrical Equipment 0.8%
Emerson Electric Co.	544,552	61,076,952
GE Vernova, Inc.(d)	78,722	13,847,200
Total		74,924,152
Ground Transportation 0.8%
Uber Technologies, Inc.(d)	600,460	38,765,698
Union Pacific Corp.	157,221	36,604,193
Total		75,369,891
Industrial Conglomerates 1.0%
Honeywell International, Inc.	454,861	91,968,346
Machinery 0.4%
Parker-Hannifin Corp.	71,040	37,759,181
Passenger Airlines 0.4%
United Airlines Holdings, Inc.(d)	615,057	32,591,870
Total Industrials		513,998,984
Information Technology 18.0%
Electronic Equipment, Instruments & Components 0.9%
TE Connectivity Ltd.	542,951	81,279,765
IT Services 0.4%
Accenture PLC, Class A	48,322	13,640,817
International Business Machines Corp.	130,001	21,690,667
Total		35,331,484
Semiconductors & Semiconductor Equipment 7.2%
Advanced Micro Devices, Inc.(d)	232,576	38,816,935
Entegris, Inc.	259,718	32,815,369
Lam Research Corp.	75,096	70,022,514
Marvell Technology, Inc.	231,104	15,902,266
NVIDIA Corp.	343,304	376,374,474
Common Stocks (continued)
Issuer	Shares	Value ($)
ON Semiconductor Corp.(d)	742,190	54,209,558
QUALCOMM, Inc.	326,840	66,691,702
Total		654,832,818
Software 5.4%
Adobe, Inc.(d)	73,561	32,716,990
Intuit, Inc.	68,373	39,412,932
Microsoft Corp.	951,246	394,890,752
Palo Alto Networks, Inc.(d)	104,114	30,704,260
Total		497,724,934
Technology Hardware, Storage & Peripherals 4.1%
Apple, Inc.	1,942,384	373,423,324
Total Information Technology		1,642,592,325
Materials 1.2%
Chemicals 0.2%
Sherwin-Williams Co. (The)	67,357	20,463,057
Containers & Packaging 0.3%
Avery Dennison Corp.	100,577	22,890,319
Metals & Mining 0.7%
Newmont Corp.	1,531,345	64,224,609
Total Materials		107,577,985
Real Estate 0.6%
Specialized REITs 0.6%
American Tower Corp.	298,891	58,504,924
Total Real Estate		58,504,924
Utilities 1.0%
Multi-Utilities 1.0%
DTE Energy Co.	382,128	44,529,376
Public Service Enterprise Group, Inc.	634,903	48,100,251
Total		92,629,627
Total Utilities		92,629,627
Total Common Stocks (Cost $2,821,919,873)		5,401,626,223

Corporate Bonds & Notes 7.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.7%
BAE Systems PLC(a)
03/26/2029	5.125%	4,312,000	4,277,007

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Boeing Co. (The)
05/01/2040	5.705%	11,535,000	10,606,549
Bombardier, Inc.(a)
07/01/2031	7.250%	56,000	57,181
L3Harris Technologies, Inc.
01/15/2027	5.400%	20,000,000	20,059,698
07/31/2033	5.400%	2,500,000	2,479,184
Lockheed Martin Corp.
08/15/2034	4.800%	3,000,000	2,915,559
Northrop Grumman Corp.
06/01/2034	4.900%	9,903,000	9,557,576
Raytheon Technologies Corp.
03/15/2032	2.375%	9,518,000	7,737,629
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	160,000	171,741
11/15/2030	9.750%	66,000	72,119
TransDigm, Inc.
11/15/2027	5.500%	168,000	163,896
TransDigm, Inc.(a)
08/15/2028	6.750%	250,000	252,877
03/01/2029	6.375%	373,000	372,651
12/15/2030	6.875%	254,000	257,322
03/01/2032	6.625%	395,000	396,880
Total			59,377,869
Airlines 0.0%
Air Canada(a)
08/15/2026	3.875%	183,000	173,771
American Airlines, Inc.(a)
05/15/2029	8.500%	120,000	123,731
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	326,117	323,011
04/20/2029	5.750%	265,298	256,580
Hawaiian Brand Intellectual Property Ltd./Miles Loyalty Ltd.(a)
01/20/2026	5.750%	267,522	246,856
United Airlines, Inc.(a)
04/15/2026	4.375%	245,000	236,161
04/15/2029	4.625%	108,000	99,883
Total			1,459,993
Automotive 0.0%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	134,000	122,057
IHO Verwaltungs GmbH(a),(e)
09/15/2026	4.750%	264,544	256,163
KAR Auction Services, Inc.(a)
06/01/2025	5.125%	253,000	249,766
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther BF Aggregator 2 LP/Finance Co., Inc.(a)
05/15/2026	6.250%	93,000	92,954
05/15/2027	8.500%	323,000	324,823
ZF North America Capital, Inc.(a)
04/23/2032	6.875%	164,000	167,790
Total			1,213,553
Banking 1.8%
Bank of America Corp.(f)
04/23/2040	4.078%	32,500,000	27,515,761
Citigroup, Inc.(f)
01/25/2033	3.057%	14,250,000	12,047,773
Goldman Sachs Group, Inc. (The)(f)
04/22/2032	2.615%	27,800,000	23,207,008
HSBC Holdings PLC(f)
05/24/2032	2.804%	9,500,000	7,961,505
JPMorgan Chase & Co.(f)
04/22/2032	2.580%	26,542,000	22,290,311
10/23/2034	6.254%	5,260,000	5,550,823
Morgan Stanley(f)
01/22/2031	2.699%	28,700,000	24,967,004
Subordinated
09/16/2036	2.484%	10,000,000	7,880,826
PNC Financial Services Group, Inc. (The)(f)
01/22/2035	5.676%	3,000,000	2,999,256
US Bancorp(f)
06/12/2034	5.836%	3,325,000	3,349,527
Wells Fargo & Co.(f)
04/24/2034	5.389%	30,000,000	29,519,446
Total			167,289,240
Brokerage/Asset Managers/Exchanges 0.0%
AG Issuer LLC(a)
03/01/2028	6.250%	82,000	80,013
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	229,000	237,993
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	224,000	245,182
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	175,000	169,202
Hightower Holding LLC(a)
04/15/2029	6.750%	224,000	209,896
Total			942,286
Building Materials 0.0%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	184,000	162,514
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	136,000	131,789
05/15/2029	4.125%	92,000	83,339
08/01/2030	6.500%	115,000	115,280
Interface, Inc.(a)
12/01/2028	5.500%	145,000	136,836
James Hardie International Finance DAC(a)
01/15/2028	5.000%	238,000	227,949
SRS Distribution, Inc.(a)
07/01/2029	6.125%	276,000	280,304
Standard Industries, Inc.(a)
02/15/2027	5.000%	61,000	59,137
01/15/2028	4.750%	160,000	152,181
Summit Materials LLC /Finance Corp.(a)
01/15/2031	7.250%	188,000	193,947
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	33,000	31,816
White Cap Buyer LLC(a)
10/15/2028	6.875%	404,000	385,883
Total			1,960,975
Cable and Satellite 0.3%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	356,000	340,008
02/01/2028	5.000%	151,000	139,413
03/01/2030	4.750%	596,000	507,532
08/15/2030	4.500%	682,000	566,306
02/01/2032	4.750%	195,000	157,001
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	167,000	132,465
Charter Communications Operating LLC/Capital
06/30/2062	3.950%	5,594,000	3,325,467
CSC Holdings LLC(a)
02/01/2028	5.375%	103,000	72,339
02/01/2029	6.500%	240,000	162,144
01/15/2030	5.750%	195,000	84,024
12/01/2030	4.125%	90,000	55,356
02/15/2031	3.375%	233,000	136,481
DISH DBS Corp.(a)
12/01/2028	5.750%	177,000	123,558
DISH Network Corp.(a)
11/15/2027	11.750%	317,000	318,421
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	204,000	191,214
07/01/2029	5.500%	174,000	161,795
09/01/2031	3.875%	127,000	101,461
Time Warner Cable LLC
05/01/2037	6.550%	16,960,000	16,058,664
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Media Finance PLC(a)
07/15/2030	5.000%	247,000	205,206
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	206,000	186,655
08/15/2030	4.500%	192,000	160,890
VZ Secured Financing BV(a)
01/15/2032	5.000%	329,000	279,385
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	241,000	205,624
Ziggo Bond Finance BV(a)
01/15/2027	6.000%	116,000	113,840
Ziggo BV(a)
01/15/2030	4.875%	219,000	195,128
Total			23,980,377
Chemicals 0.0%
Axalta Coating Systems LLC(a)
02/15/2029	3.375%	75,000	66,828
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	215,000	207,476
Cheever Escrow Issuer LLC(a)
10/01/2027	7.125%	148,000	150,199
Element Solutions, Inc.(a)
09/01/2028	3.875%	316,000	287,548
HB Fuller Co.
10/15/2028	4.250%	181,000	169,764
Herens Holdco Sarl(a)
05/15/2028	4.750%	163,000	140,099
INEOS Finance PLC(a)
04/15/2029	7.500%	287,000	289,488
INEOS Quattro Finance 2 Plc(a)
01/15/2026	3.375%	162,000	153,287
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	153,000	161,447
Innophos Holdings, Inc.(a)
02/15/2028	9.375%	113,000	97,184
Iris Holdings, Inc.(a),(e)
02/15/2026	8.750%	135,000	109,739
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	271,000	249,455
11/15/2028	9.750%	281,000	298,974
10/01/2029	6.250%	253,000	234,207
WR Grace Holdings LLC(a)
06/15/2027	4.875%	108,000	103,793
08/15/2029	5.625%	405,000	372,583
03/01/2031	7.375%	81,000	82,200
Total			3,174,271

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	106,000	94,897
Herc Holdings, Inc.(a)
07/15/2027	5.500%	163,000	158,910
John Deere Capital Corp.
07/14/2028	4.950%	6,850,000	6,843,290
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	54,000	54,603
03/15/2031	7.750%	240,000	250,856
Total			7,402,556
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	283,000	247,052
12/01/2028	6.125%	398,000	320,607
Match Group, Inc.(a)
12/15/2027	5.000%	52,000	49,307
02/15/2029	5.625%	191,000	181,434
Uber Technologies, Inc.(a)
01/15/2028	6.250%	247,000	247,276
08/15/2029	4.500%	132,000	124,558
Total			1,170,234
Consumer Products 0.0%
Acushnet Co.(a)
10/15/2028	7.375%	47,000	48,371
CD&R Smokey Buyer, Inc.(a)
07/15/2025	6.750%	414,000	411,069
Newell Brands, Inc.
09/15/2027	6.375%	79,000	77,957
Prestige Brands, Inc.(a)
01/15/2028	5.125%	165,000	159,434
Scotts Miracle-Gro Co. (The)
04/01/2031	4.000%	65,000	55,636
02/01/2032	4.375%	194,000	165,989
Spectrum Brands, Inc.(a)
10/01/2029	5.000%	131,000	130,958
07/15/2030	5.500%	159,000	158,889
03/15/2031	3.875%	31,000	28,558
Total			1,236,861
Diversified Manufacturing 0.0%
Chart Industries, Inc.(a)
01/01/2030	7.500%	136,000	140,102
01/01/2031	9.500%	47,000	50,794
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	368,000	368,720
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Esab Corp.(a)
04/15/2029	6.250%	102,000	102,261
Gates Corp. (The)(a),(g)
07/01/2029	6.875%	38,000	38,379
Gates Global LLC/Co.(a)
01/15/2026	6.250%	330,000	330,000
Madison IAQ LLC(a)
06/30/2028	4.125%	80,000	74,059
06/30/2029	5.875%	213,000	197,435
Resideo Funding, Inc.(a)
09/01/2029	4.000%	382,000	339,758
Velocity Vehicle Group LLC(a),(g)
06/01/2029	8.000%	35,000	35,521
Vertical Holdco GmbH(a)
07/15/2028	7.625%	250,000	246,614
Vertical US Newco, Inc.(a)
07/15/2027	5.250%	301,000	290,188
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	287,000	292,462
03/15/2029	6.375%	66,000	66,321
03/15/2032	6.625%	239,000	240,756
Total			2,813,370
Electric 0.5%
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	253,000	240,647
02/15/2031	3.750%	352,000	307,447
01/15/2032	3.750%	102,000	86,946
Duke Energy Corp.
08/15/2052	5.000%	11,000,000	9,614,215
Edison International
11/15/2028	5.250%	6,300,000	6,235,417
Emera US Finance LP
06/15/2046	4.750%	7,166,000	5,791,148
Indiana Michigan Power Co.
03/15/2037	6.050%	3,375,000	3,453,502
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	231,000	218,158
01/15/2029	7.250%	388,000	397,684
NRG Energy, Inc.(a)
02/15/2029	3.375%	134,000	118,531
06/15/2029	5.250%	154,000	146,983
02/15/2031	3.625%	174,000	149,069
02/15/2032	3.875%	44,000	37,700
Ohio Edison Co.(a)
01/15/2033	5.500%	7,000,000	6,911,752
Pacific Gas and Electric Co.
01/15/2053	6.750%	9,361,000	9,896,515
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TerraForm Power Operating LLC(a)
01/15/2030	4.750%	362,000	329,183
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	86,000	84,632
07/31/2027	5.000%	249,000	240,712
10/15/2031	7.750%	369,000	383,763
04/15/2032	6.875%	124,000	124,688
Total			44,768,692
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	223,000	227,477
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	296,000	291,568
Total			519,045
Finance Companies 0.0%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	250,000	252,570
Navient Corp.
06/25/2025	6.750%	82,000	82,234
03/15/2031	11.500%	169,000	185,629
OneMain Finance Corp.
01/15/2027	3.500%	118,000	109,189
01/15/2029	9.000%	149,000	156,365
03/15/2030	7.875%	199,000	202,670
05/15/2031	7.500%	173,000	173,095
Provident Funding Associates LP/Finance Corp.(a)
06/15/2025	6.375%	247,000	239,577
Quicken Loans LLC/Co-Issuer, Inc.(a)
03/01/2031	3.875%	192,000	166,326
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	587,000	487,933
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	40,000	38,692
04/15/2029	5.500%	106,000	99,583
Total			2,193,863
Food and Beverage 0.6%
Bacardi Ltd.(a)
05/15/2038	5.150%	21,031,000	19,422,052
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2043	5.900%	4,173,000	4,062,814
Chobani LLC/Finance Corp., Inc.(a)
07/01/2029	7.625%	76,000	77,444
Constellation Brands, Inc.
05/01/2033	4.900%	11,400,000	10,951,215
Darling Ingredients, Inc.(a)
06/15/2030	6.000%	251,000	245,416
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Diageo Capital PLC
10/05/2033	5.625%	9,000,000	9,292,843
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	262,000	260,649
Lamb Weston Holdings, Inc.(a)
01/31/2032	4.375%	144,000	127,175
Pepsico Singapore Financing I Pte Ltd.
02/16/2027	4.650%	5,433,000	5,384,217
Pilgrim’s Pride Corp.
03/01/2032	3.500%	223,000	187,521
Post Holdings, Inc.(a)
01/15/2028	5.625%	93,000	90,826
04/15/2030	4.625%	322,000	292,146
09/15/2031	4.500%	115,000	102,091
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	236,000	216,985
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	314,000	274,376
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	166,000	153,420
US Foods, Inc.(a)
09/15/2028	6.875%	198,000	201,635
02/15/2029	4.750%	220,000	206,592
06/01/2030	4.625%	175,000	160,569
Total			51,709,986
Gaming 0.0%
Boyd Gaming Corp.
12/01/2027	4.750%	94,000	89,671
Boyd Gaming Corp.(a)
06/15/2031	4.750%	166,000	148,892
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	463,000	418,288
02/15/2030	7.000%	317,000	320,715
02/15/2032	6.500%	336,000	332,310
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	110,000	105,379
Churchill Downs, Inc.(a)
05/01/2031	6.750%	184,000	183,128
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	161,000	164,186
Light & Wonder International, Inc.(a)
09/01/2031	7.500%	161,000	165,556
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	182,000	168,080
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	348,000	329,975
Total			2,426,180

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.5%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	233,000	226,943
04/15/2029	5.000%	161,000	151,979
Avantor Funding, Inc.(a)
07/15/2028	4.625%	122,000	114,934
11/01/2029	3.875%	332,000	297,773
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	201,000	204,533
Catalent Pharma Solutions, Inc.(a)
04/01/2030	3.500%	229,000	217,875
Charles River Laboratories International, Inc.(a)
05/01/2028	4.250%	160,000	150,123
03/15/2029	3.750%	122,000	110,523
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	268,000	253,970
04/15/2029	6.875%	182,000	142,431
05/15/2030	5.250%	343,000	284,832
CHS/Community Health Systems, Inc.(a),(h)
01/15/2032	10.875%	104,000	107,497
CVS Health Corp.
03/25/2048	5.050%	17,395,000	14,991,153
HCA, Inc.
09/01/2030	3.500%	24,500,000	21,927,018
IQVIA, Inc.(a)
05/15/2027	5.000%	101,000	98,147
05/15/2030	6.500%	104,000	105,076
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	202,000	202,396
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	138,000	125,824
10/01/2029	5.250%	635,000	598,776
Select Medical Corp.(a)
08/15/2026	6.250%	374,000	374,857
Star Parent, Inc.(a)
10/01/2030	9.000%	355,000	370,530
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	220,000	221,650
Tenet Healthcare Corp.
02/01/2027	6.250%	332,000	332,389
11/01/2027	5.125%	237,000	230,912
10/01/2028	6.125%	205,000	203,233
01/15/2030	4.375%	81,000	74,553
06/15/2030	6.125%	104,000	103,243
Tenet Healthcare Corp.(a)
05/15/2031	6.750%	225,000	227,308
Total			42,450,478
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.6%
Centene Corp.
10/15/2030	3.000%	35,000,000	29,752,277
UnitedHealth Group, Inc.
04/15/2034	5.000%	22,000,000	21,588,678
Total			51,340,955
Home Construction 0.0%
Taylor Morrison Communities, Inc.(a)
06/15/2027	5.875%	70,000	69,711
01/15/2028	5.750%	160,000	157,668
08/01/2030	5.125%	100,000	94,922
Total			322,301
Independent Energy 0.1%
Baytex Energy Corp.(a)
04/30/2030	8.500%	319,000	332,268
Civitas Resources, Inc.(a)
07/01/2028	8.375%	70,000	73,547
11/01/2030	8.625%	65,000	69,519
07/01/2031	8.750%	137,000	146,374
CNX Resources Corp.(a)
01/15/2029	6.000%	176,000	171,920
01/15/2031	7.375%	48,000	48,849
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	404,000	395,623
Comstock Resources, Inc.(a)
03/01/2029	6.750%	155,000	148,092
01/15/2030	5.875%	64,000	59,017
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	127,000	125,427
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	298,000	294,100
02/01/2029	5.750%	103,000	99,492
04/15/2030	6.000%	131,000	126,461
04/15/2032	6.250%	121,000	116,144
11/01/2033	8.375%	86,000	92,255
Matador Resources Co.(a)
04/15/2028	6.875%	129,000	130,109
04/15/2032	6.500%	224,000	223,500
Permian Resources Operating LLC(a)
01/15/2032	7.000%	320,000	327,050
SM Energy Co.
09/15/2026	6.750%	167,000	167,036
Southwestern Energy Co.
02/01/2032	4.750%	456,000	413,276
Total			3,560,059
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Integrated Energy 0.1%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,545,000	10,524,350
Leisure 0.1%
Boyne USA, Inc.(a)
05/15/2029	4.750%	226,000	208,646
Carnival Corp.(a)
03/01/2027	5.750%	160,000	157,090
08/01/2028	4.000%	215,000	198,236
05/01/2029	6.000%	262,000	255,897
08/15/2029	7.000%	90,000	92,543
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	181,000	196,038
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	269,000	268,008
Cinemark USA, Inc.(a)
03/15/2026	5.875%	269,000	265,338
07/15/2028	5.250%	191,000	178,451
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	291,000	286,879
05/15/2027	6.500%	97,000	97,693
10/15/2027	4.750%	109,000	103,312
NCL Corp., Ltd.(a)
03/15/2026	5.875%	237,000	233,010
NCL Finance Ltd.(a)
03/15/2028	6.125%	110,000	107,654
Royal Caribbean Cruises Ltd.(a)
07/01/2026	4.250%	175,000	168,785
04/01/2028	5.500%	70,000	68,388
01/15/2030	7.250%	183,000	189,256
03/15/2032	6.250%	84,000	83,626
Royal Caribbean Cruises Ltd.
03/15/2028	3.700%	208,000	193,276
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	323,000	323,678
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	209,000	209,184
Vail Resorts, Inc.(a)
05/15/2032	6.500%	123,000	123,909
Viking Cruises Ltd.(a)
09/15/2027	5.875%	195,000	190,329
07/15/2031	9.125%	208,000	224,048
Total			4,423,274
Lodging 0.0%
Hilton Grand Vacations Borrower Escrow LLC(a)
01/15/2032	6.625%	299,000	297,850
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Media and Entertainment 0.2%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	239,000	205,957
09/15/2028	9.000%	97,000	100,950
06/01/2029	7.500%	244,000	200,651
04/01/2030	7.875%	219,000	217,907
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	302,000	285,461
iHeartCommunications, Inc.
05/01/2026	6.375%	40,481	30,881
iHeartCommunications, Inc.(a)
08/15/2027	5.250%	69,000	38,122
01/15/2028	4.750%	31,000	16,435
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	138,000	132,436
01/15/2029	4.250%	125,000	112,892
03/15/2030	4.625%	138,000	122,840
02/15/2031	7.375%	56,000	57,910
Roblox Corp.(a)
05/01/2030	3.875%	393,000	342,059
Univision Communications, Inc.(a)
08/15/2028	8.000%	166,000	163,464
05/01/2029	4.500%	157,000	134,058
06/30/2030	7.375%	211,000	199,970
Warnermedia Holdings, Inc.
03/15/2062	5.391%	23,655,000	18,610,274
Total			20,972,267
Metals and Mining 0.0%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	84,000	85,896
Allegheny Technologies, Inc.
10/01/2029	4.875%	89,000	83,167
10/01/2031	5.125%	133,000	121,269
Constellium SE(a)
06/15/2028	5.625%	300,000	291,618
04/15/2029	3.750%	373,000	335,371
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	370,000	360,653
04/01/2029	6.125%	274,000	270,295
Kaiser Aluminum Corp.(a)
03/01/2028	4.625%	187,000	173,939
06/01/2031	4.500%	111,000	98,402
Novelis Corp.(a)
11/15/2026	3.250%	177,000	165,201
01/30/2030	4.750%	223,000	206,196
08/15/2031	3.875%	170,000	145,548
Total			2,337,555

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 0.5%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	306,000	306,591
CNX Midstream Partners LP(a)
04/15/2030	4.750%	238,000	214,296
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	326,000	333,349
DT Midstream, Inc.(a)
06/15/2029	4.125%	199,000	182,215
06/15/2031	4.375%	174,000	156,394
Enbridge, Inc.
04/05/2027	5.250%	7,412,000	7,396,172
EQM Midstream Partners LP(a)
07/01/2025	6.000%	247,000	247,303
06/01/2027	7.500%	91,000	92,895
07/01/2027	6.500%	202,000	203,937
04/01/2029	6.375%	104,000	104,017
01/15/2031	4.750%	357,000	328,442
Kinder Morgan Energy Partners LP
03/01/2044	5.500%	10,000,000	9,236,432
NuStar Logistics LP
06/01/2026	6.000%	220,000	218,314
04/28/2027	5.625%	151,000	148,667
10/01/2030	6.375%	150,000	149,537
Plains All American Pipeline LP/Finance Corp.
01/15/2037	6.650%	17,775,000	18,696,364
Sunoco LP(a)
05/01/2032	7.250%	187,000	191,577
Sunoco LP/Finance Corp.
04/30/2030	4.500%	178,000	160,848
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	235,000	226,238
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	233,000	210,074
08/15/2031	4.125%	396,000	350,120
11/01/2033	3.875%	180,000	151,082
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	318,000	324,917
02/01/2029	9.500%	87,000	94,410
06/01/2031	8.375%	78,000	80,436
02/01/2032	9.875%	87,000	93,320
Western Midstream Operating LP
04/01/2033	6.150%	4,559,000	4,634,751
Williams Companies, Inc. (The)
09/15/2045	5.100%	4,000,000	3,625,787
Total			48,158,485
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.0%
NiSource, Inc.
05/01/2030	3.600%	3,855,000	3,517,408
Oil Field Services 0.0%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	219,000	216,476
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	206,000	209,144
Nabors Industries Ltd.(a)
01/15/2026	7.250%	173,000	173,496
Nabors Industries, Inc.(a)
01/31/2030	9.125%	256,000	264,258
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	223,000	227,598
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	197,000	205,137
Transocean, Inc.(a)
05/15/2029	8.250%	71,000	70,996
05/15/2031	8.500%	118,000	117,842
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	166,000	166,009
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	243,000	243,042
Total			1,893,998
Other Industry 0.0%
Picasso Finance Sub, Inc.(a)
06/15/2025	6.125%	219,000	218,483
Other REIT 0.0%
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	304,000	297,961
02/01/2027	4.250%	88,000	82,575
06/15/2029	4.750%	510,000	461,101
Park Intermediate Holdings LLC/Domestic Property/Finance Co-Issuer(a)
10/01/2028	5.875%	169,000	165,554
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
05/15/2029	4.875%	141,000	131,216
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer(a)
02/01/2030	7.000%	88,000	88,530
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	64,000	65,376
04/01/2032	6.500%	202,000	200,729
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	138,000	130,540
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Service Properties Trust(a)
11/15/2031	8.625%	120,000	125,531
Total			1,749,113
Packaging 0.0%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
06/15/2027	6.000%	287,000	280,710
09/01/2029	4.000%	491,000	405,145
Canpack SA/US LLC(a)
11/15/2029	3.875%	186,000	163,352
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	140,000	137,729
04/15/2030	8.750%	95,000	91,638
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	212,000	208,938
08/15/2027	8.500%	54,000	53,790
Total			1,341,302
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%	42,000	40,722
AbbVie, Inc.
03/15/2029	4.800%	11,000,000	10,887,093
Amgen, Inc.
03/02/2053	5.650%	12,150,000	11,984,440
Bausch Health Companies, Inc.(a)
02/01/2027	6.125%	130,000	107,943
08/15/2027	5.750%	170,000	127,724
06/01/2028	4.875%	16,000	11,580
09/30/2028	11.000%	75,000	65,426
Gilead Sciences, Inc.
03/01/2026	3.650%	7,011,000	6,815,240
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	411,000	355,698
Organon Finance 1 LLC(a)
04/30/2028	4.125%	107,000	98,830
04/30/2031	5.125%	313,000	276,466
Pfizer Investment Enterprises Pte., Ltd.
05/19/2063	5.340%	7,125,000	6,692,624
Total			37,463,786
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	170,000	159,008
10/15/2027	6.750%	319,000	312,471
04/15/2028	6.750%	340,000	340,501
11/01/2029	5.875%	197,000	183,108
01/15/2031	7.000%	322,000	322,995
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AmWINS Group, Inc.(a)
02/15/2029	6.375%	216,000	214,797
AssuredPartners, Inc.(a)
01/15/2029	5.625%	267,000	248,243
02/15/2032	7.500%	268,000	266,825
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	273,000	249,978
HUB International Ltd.(a)
12/01/2029	5.625%	269,000	249,614
01/31/2032	7.375%	220,000	220,798
HUB International, Ltd.(a)
06/15/2030	7.250%	397,000	403,460
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	288,000	290,473
USI, Inc.(a)
01/15/2032	7.500%	164,000	164,536
Total			3,626,807
Railroads 0.0%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	251,000	248,378
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%	181,000	168,083
10/15/2030	4.000%	225,000	195,820
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	196,000	173,279
IRB Holding Corp.(a)
06/15/2025	7.000%	287,000	287,215
Total			824,397
Retailers 0.2%
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	154,000	141,638
02/15/2032	5.000%	174,000	155,821
Cougar JV Subsidiary LLC(a)
05/15/2032	8.000%	74,000	76,263
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	237,000	216,325
Hanesbrands, Inc.(a)
02/15/2031	9.000%	205,000	209,263
L Brands, Inc.
06/15/2029	7.500%	143,000	147,434
L Brands, Inc.(a)
10/01/2030	6.625%	146,000	146,117
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	224,000	232,501

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lithia Motors, Inc.(a)
01/15/2031	4.375%	120,000	105,933
Lowe’s Companies, Inc.
09/15/2062	5.800%	12,000,000	11,647,588
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	263,000	244,191
02/15/2029	7.750%	304,000	290,909
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	254,000	211,562
Total			13,825,545
Supermarkets 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2028	5.875%	158,000	155,294
03/15/2029	3.500%	219,000	195,687
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	130,000	123,797
Total			474,778
Technology 0.3%
Block, Inc.(a)
05/15/2032	6.500%	320,000	322,991
Broadcom, Inc.(a)
11/15/2036	3.187%	14,000,000	10,976,000
Camelot Finance SA(a)
11/01/2026	4.500%	118,000	113,865
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	160,000	146,545
07/01/2029	4.875%	366,000	333,822
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	600,000	581,355
06/30/2032	8.250%	374,000	378,445
CommScope Technologies LLC(a)
06/15/2025	6.000%	70,000	57,527
03/15/2027	5.000%	150,000	64,066
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	441,000	408,192
Entegris Escrow Corp.(a)
06/15/2030	5.950%	489,000	481,493
GoTo Group, Inc.(a)
05/01/2028	5.500%	67,909	35,150
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	349,000	361,659
HealthEquity, Inc.(a)
10/01/2029	4.500%	136,000	124,670
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	159,000	141,590
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	224,000	226,505
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	155,000	140,937
05/30/2029	9.500%	415,000	417,546
Iron Mountain, Inc.(a)
09/15/2027	4.875%	91,000	87,816
03/15/2028	5.250%	159,000	153,075
07/15/2028	5.000%	263,000	249,097
07/15/2030	5.250%	79,000	73,774
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	408,000	370,882
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	350,000	377,818
NCR Corp.(a)
10/01/2028	5.000%	405,000	379,000
04/15/2029	5.125%	272,000	252,790
10/01/2030	5.250%	18,000	16,337
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	484,000	462,490
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	9,500,000	8,563,151
Picard Midco, Inc.(a)
03/31/2029	6.500%	436,000	413,694
Seagate HDD Cayman(a)
12/15/2029	8.250%	118,000	126,352
07/15/2031	8.500%	76,000	81,091
Sensata Technologies BV(a)
09/01/2030	5.875%	106,000	103,074
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	354,000	342,317
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	141,000	141,206
Synaptics, Inc.(a)
06/15/2029	4.000%	71,000	63,561
Tempo Acquisition LLC/Finance Corp.(a)
06/01/2025	5.750%	284,000	283,743
UKG, Inc.(a)
02/01/2031	6.875%	326,000	328,107
Zebra Technologies Corp.(a)
06/01/2032	6.500%	139,000	139,959
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	467,000	416,519
Total			28,738,211
Transportation Services 0.1%
Avis Budget Car Rental LLC/Finance, Inc.(a)
02/15/2031	8.000%	200,000	197,675
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ERAC USA Finance LLC(a)
10/15/2037	7.000%	5,050,000	5,652,689
Total			5,850,364
Wireless 0.1%
Altice France Holding SA(a)
02/15/2028	6.000%	206,000	64,198
Altice France SA(a)
02/01/2027	8.125%	59,000	45,419
01/15/2028	5.500%	432,000	301,417
07/15/2029	5.125%	130,000	87,233
T-Mobile US, Inc.
01/15/2053	5.650%	8,500,000	8,366,936
Vmed O2 UK Financing I PLC(a)
07/15/2031	4.750%	213,000	176,766
Total			9,041,969
Wirelines 0.0%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	220,000	227,829
03/15/2031	8.625%	258,000	264,501
Iliad Holding SAS(a)
10/15/2028	7.000%	332,000	328,804
Total			821,134
Total Corporate Bonds & Notes (Cost $680,943,350)			667,662,598

Exchange-Traded Equity Funds 1.8%
	Shares	Value ($)
International Mid Large Cap 1.8%
iShares Core MSCI EAFE ETF	2,163,578	163,241,960
Total Exchange-Traded Equity Funds (Cost $145,112,086)		163,241,960

Foreign Government Obligations(i) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	71,000	75,332
05/15/2029	4.250%	102,000	89,467
02/15/2030	9.000%	593,000	628,040
Total			792,839
Total Foreign Government Obligations (Cost $761,363)			792,839

Residential Mortgage-Backed Securities - Agency 13.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
07/01/2029- 09/01/2043	3.500%	465,491	441,705
10/01/2031- 10/01/2039	6.000%	96,308	98,556
06/01/2032- 07/01/2032	7.000%	90,424	92,986
12/01/2036- 01/01/2039	5.500%	45,865	46,089
03/01/2038	6.500%	447	459
10/01/2038- 05/01/2041	5.000%	102,307	100,974
05/01/2039- 10/01/2040	4.500%	297,488	287,221
12/01/2051	2.500%	28,000,947	22,679,368
Federal Home Loan Mortgage Corp.(b)
12-month Term SOFR + 1.703% Cap 11.242% 08/01/2036	5.839%	3,956	4,061
Federal Home Loan Mortgage Corp.(j)
01/01/2038	6.000%	129,520	132,422
05/01/2038	5.500%	64,567	64,885
11/01/2039- 06/01/2041	4.500%	723,282	698,949
05/01/2041	5.000%	184,205	181,823
01/01/2043- 06/01/2046	3.500%	492,679	445,871
Federal National Mortgage Association(j)
12/01/2025- 03/01/2046	3.500%	3,437,313	3,177,333
07/01/2027- 02/01/2031	3.000%	876,869	833,757
10/01/2043- 02/01/2044	4.500%	477,346	458,296
08/01/2044	4.000%	121,408	112,807
Federal National Mortgage Association
01/01/2026- 05/01/2027	3.500%	145,468	142,403
01/01/2029- 06/01/2044	4.000%	339,144	326,333
06/01/2031	7.000%	30,652	31,486
07/01/2032- 03/01/2037	6.500%	110,143	112,694
06/01/2037- 02/01/2038	5.500%	48,426	48,599
05/01/2040- 06/01/2044	4.500%	703,824	678,013
08/01/2043	3.000%	90,961	79,611
Federal National Mortgage Association(c)
Series 2006-M2 Class A2A
10/25/2032	5.271%	123,241	121,958

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(g)
06/18/2039- 06/13/2054	3.000%	249,550,000	211,203,257
06/18/2039- 06/13/2054	3.500%	165,550,000	147,258,721
06/13/2054	2.000%	51,775,000	39,934,822
06/13/2054	2.500%	124,975,000	100,898,415
06/13/2054	4.000%	310,400,000	281,673,299
06/13/2054	4.500%	126,175,000	118,142,939
06/13/2054	5.000%	127,450,000	122,653,396
06/13/2054	5.500%	45,000,000	44,270,048
06/13/2054	6.000%	100,225,000	100,362,648
Total Residential Mortgage-Backed Securities - Agency (Cost $1,201,136,497)			1,197,796,204

Residential Mortgage-Backed Securities - Non-Agency 9.2%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	5,203,980	5,059,675
A&D Mortgage Trust(a),(c)
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	31,491,505	31,511,313
Ajax Mortgage Loan Trust(a),(c)
CMO Series 2021-A Class A1
09/25/2065	1.065%	12,341,212	10,719,303
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	649,608	581,050
CMO Series 2020-6 Class M1
05/25/2065	2.805%	2,575,000	2,064,242
CMO Series 2020-R1 Class A1
04/25/2053	0.990%	2,239,218	2,063,855
CMO Series 2022-6 Class A1
07/25/2067	4.300%	24,830,699	23,914,471
Bellemeade Re Ltd.(a),(b)
CMO Series 2021-3A Class M1A
30-day Average SOFR + 1.000% Floor 1.000% 09/25/2031	6.324%	526,798	526,780
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class A1
05/25/2060	1.449%	767,730	729,982
CMO Series 2020-RPL1 Class A1
05/26/2059	2.500%	2,652,873	2,532,540
CMO Series 2021-A Class A1
10/25/2059	4.991%	6,454,155	6,454,155
CMO Series 2021-B Class A1
04/01/2069	5.115%	4,370,714	4,284,969
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	5,797,923	5,051,582
CMO Series 2021-NQM1 Class A3
02/25/2049	1.332%	2,348,670	2,053,376
CMO Series 2021-NQM2 Class A3
03/25/2060	1.435%	1,184,273	1,096,725
CMO Series 2022-NQM3 Class A1
07/25/2062	5.108%	5,830,902	5,757,808
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	4,717,887	4,735,320
CMO Series 2024-NQM2 Class A1
02/25/2064	6.285%	9,523,471	9,533,432
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	12,531,355	12,529,894
Subordinated CMO Series 2021-NQM2 Class B1
03/25/2060	3.044%	2,725,000	2,319,985
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	11,674,622	10,626,753
CMO Series 2022-NQM1 Class A1
06/25/2067	5.528%	4,791,941	4,670,571
CIM Trust(a),(c)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	2,717,055	2,676,752
CMO Series 2021-NR2 Class A1
07/25/2059	2.568%	2,710,242	2,678,081
COLT Mortgage Loan Trust(a)
CMO Series 2021-2R Class A1
07/27/2054	0.798%	1,910,011	1,638,377
COLT Mortgage Loan Trust(a),(c)
CMO Series 2021-HX1 Class M1
10/25/2066	2.355%	3,250,000	2,179,663
CMO Series 2022-1 Class A1
12/27/2066	2.284%	12,816,334	11,101,079
CMO Series 2022-4 Class A1
03/25/2067	4.301%	11,254,949	10,905,905
CMO Series 2024-1 Class A1
02/25/2069	5.835%	9,971,798	9,922,281
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.424%	7,200,000	7,502,132
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	3,824,822	3,078,770
CMO Series 2021-NQM1 Class A3
05/25/2065	1.199%	1,213,628	1,035,231
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-NQM1 Class M1
05/25/2065	2.130%	1,075,000	715,414
CMO Series 2021-RPL1 Class A1
09/27/2060	4.039%	8,836,887	8,567,995
CMO Series 2021-RPL2 Class M1
01/25/2060	2.750%	4,775,000	3,515,676
CMO Series 2021-RPL2 Class M2
01/25/2060	3.250%	2,525,000	1,814,861
CMO Series 2022-ATH3 Class A1
08/25/2067	4.991%	5,254,982	5,146,997
Cross Mortgage Trust(a),(c)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	3,341,950	3,330,812
CSMC Trust(a),(c)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	8,370,981	7,828,064
CMO Series 2021-RPL4 Class A1
12/27/2060	1.796%	6,356,429	6,103,548
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	4,347,117	4,327,400
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,523,797	3,058,805
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	2,219,189	2,048,249
Eagle Re Ltd.(a),(b)
CMO Series 2021-1 Class M1C
30-day Average SOFR + 2.700% Floor 2.700% 10/25/2033	8.025%	944,680	946,166
CMO Series 2021-2 Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 04/25/2034	7.374%	6,484,240	6,495,585
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2059	3.046%	522,968	488,546
CMO Series 2020-1 Class A1
05/25/2065	2.006%	124,506	120,336
CMO Series 2022-2 Class A1
04/25/2067	4.299%	29,881,440	28,651,968
Equifirst Mortgage Loan Trust(c)
CMO Series 2003-1 Class IF1
12/25/2032	4.010%	19,831	17,977
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.974%	2,041,785	2,053,053
CMO Series 2022-DNA3 Class M1B
30-day Average SOFR + 2.900% 04/25/2042	8.224%	7,000,000	7,270,197
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	7.524%	12,321,293	12,529,763
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.474%	2,262,447	2,290,751
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.724%	16,150,000	16,542,726
CMO Series 2022-DNA5 Class M1A
30-day Average SOFR + 2.950% 06/25/2042	8.274%	8,663,777	8,905,397
Subordinated CMO Series 2021-DNA7 Class M1
30-day Average SOFR + 0.850% 11/25/2041	6.174%	15,790,397	15,787,149
GCAT Trust(a),(c)
CMO Series 2019-RPL1 Class A1
10/25/2068	2.650%	3,863,435	3,639,272
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	14,727,930	13,397,630
CMO Series 2022-NQM3 Class A1
04/25/2067	4.349%	31,421,439	30,381,496
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	1,665,427	1,512,393
Homeward Opportunities Fund I Trust(a),(c)
CMO Series 2020-2 Class A3
05/25/2065	3.196%	3,450,000	3,272,727
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	4,993,552	3,960,946
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS1 Class A1
10/25/2066	4.892%	6,482,007	6,352,277

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	12,452,709	12,137,371
LHOME Mortgage Trust(a),(c)
CMO Series 2024-RTL1 Class A1
01/25/2029	7.017%	4,300,000	4,308,525
MetLife Securitization Trust(a),(c)
CMO Series 2018-1A Class A
03/25/2057	3.750%	2,110,409	1,972,958
MFA Trust(a),(c)
CMO Series 2020-NQM3 Class M1
01/26/2065	2.654%	2,925,000	2,504,593
CMO Series 2021-NQM1 Class A1
04/25/2065	1.153%	3,164,981	2,814,745
CMO Series 2022-NQM2 Class A1
05/25/2067	4.000%	29,291,014	27,891,495
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,863,080	2,848,724
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A1
01/25/2056	0.852%	867,341	803,667
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	180,214	166,854
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	278,044	257,471
Mill City Mortgage Loan Trust(a),(c)
CMO Series 2018-3 Class A1
08/25/2058	3.482%	3,539,120	3,416,363
CMO Series 2021-NMR1 Class M1
11/25/2060	1.850%	7,225,000	6,189,171
New Residential Mortgage Loan Trust(a)
CMO Series 2016-3A Class A1
09/25/2056	3.750%	687,463	635,408
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	1,777,269	1,710,966
Oaktown Re VI Ltd.(a),(b)
CMO Series 2021-1A Class M1B
30-day Average SOFR + 2.050% Floor 2.050% 10/25/2033	7.374%	1,494,478	1,496,756
OBX Trust(a),(c)
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	9,567,323	9,723,153
CMO Series 2023-NQM8 Class A2
09/25/2063	7.248%	7,819,456	7,918,215
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	1,458,681	1,310,764
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Preston Ridge Partners Mortgage(a),(c)
CMO Series 2021-4 Class A1
04/25/2026	1.867%	12,269,961	12,154,924
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	5.363%	2,867,336	2,838,457
CMO Series 2021-10 Class A1
10/25/2026	2.487%	6,814,105	6,597,139
CMO Series 2021-2 Class A1
03/25/2026	5.115%	3,523,849	3,466,266
CMO Series 2021-3 Class A1
04/25/2026	1.867%	5,476,282	5,332,729
CMO Series 2021-9 Class A1
10/25/2026	2.363%	10,657,623	10,385,424
PRET LLC(a),(c)
CMO Series 2024-NPL2 Class A1
02/25/2054	7.021%	30,105,582	29,904,531
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	21,453,471	21,361,414
Pretium Mortgage Credit Partners LLC(a),(c)
CMO Series 2021-NPL6 Class A1
07/25/2051	2.487%	10,492,847	10,249,489
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A3
11/25/2056	2.893%	12,941,000	8,621,378
CMO Series 2021-AFC2 Class M1
11/25/2056	3.443%	9,528,000	6,254,865
Subordinated CMO Series 2021-AFC2 Class B1
11/25/2056	3.701%	8,383,000	5,583,119
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,230,244	2,859,291
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	5,476,699	5,190,780
PRPM Trust(a),(c)
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	1,763,954	1,756,625
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	3,985,351	3,985,271
Radnor Re Ltd.(a),(b)
Subordinated CMO Series 2021-2 Class M1A
30-day Average SOFR + 1.850% Floor 1.850% 11/25/2031	7.175%	207,739	207,793
Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated CMO Series 2021-2 Class M1B
30-day Average SOFR + 3.700% Floor 3.700% 11/25/2031	9.025%	4,775,000	4,859,990
RCO Mortgage LLC(a),(c)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	3,675,655	3,654,059
Residential Mortgage Loan Trust(a),(c)
CMO Series 2020-1 Class A3
01/26/2060	2.684%	503,867	485,235
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	2,771,372	2,667,064
CMO Series 2020-2 Class A3
04/25/2060	3.000%	2,776,408	2,736,568
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	625,981	577,458
CMO Series 2021-4 Class M1
08/25/2056	2.400%	3,475,000	2,380,759
Toorak Mortgage Corp., Ltd.(a),(c)
CMO Series 2021-1 Class A1
06/25/2024	3.240%	1,739,663	1,734,101
Towd Point HE Trust(a),(c)
CMO Series 2021-HE1 Class M2
02/25/2063	2.500%	2,800,000	2,567,446
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
01/25/2058	3.000%	585,413	569,314
CMO Series 2018-6 Class A1A
03/25/2058	3.750%	2,233,142	2,179,799
Towd Point Mortgage Trust(a),(b)
CMO Series 2019-HY1 Class A1
1-month Term SOFR + 1.114% 10/25/2048	6.439%	2,126,723	2,155,549
CMO Series 2019-HY2 Class A1
1-month Term SOFR + 1.114% 05/25/2058	6.439%	2,468,895	2,526,133
VCAT Asset Securitization LLC(a),(c)
CMO Series 2021-NPL6 Class A1
09/25/2051	1.917%	20,102,413	19,433,296
VCAT LLC(a),(c)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	413,358	409,919
Vericrest Opportunity Loan Transferee(a),(c)
CMO Series 2021-NP11 Class A1
08/25/2051	1.868%	8,070,261	7,824,248
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Vericrest Opportunity Loan Transferee XCII LLC(a),(c)
CMO Series 2021-NPL1 Class A1
02/27/2051	1.893%	4,170,385	4,110,364
Vericrest Opportunity Loan Transferee XCIII LLC(a),(c)
CMO Series 2021-NPL2 Class A1
02/27/2051	4.893%	4,233,961	4,127,165
Vericrest Opportunity Loan Transferee XCIV LLC(a),(c)
CMO Series 2021-NPL3 Class A1
02/27/2051	5.240%	5,151,760	5,057,114
Vericrest Opportunity Loan Transferee XCIX LLC(a),(c)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	3,373,217	3,287,189
Vericrest Opportunity Loan Transferee XCVI LLC(a),(c)
CMO Series 2021-NPL5 Class A1
03/27/2051	5.116%	2,960,951	2,920,588
Vericrest Opportunity Loan Transferee XCVII LLC(a),(c)
CMO Series 2021-NPL6 Class A1
04/25/2051	2.240%	13,491,592	13,312,743
Vericrest Opportunity Loan Trust CI LLC(a),(c)
CMO Series 2021-NP10 Class A1
05/25/2051	1.992%	10,480,697	10,173,766
Verus Securitization Trust(a),(c)
CMO Series 2019-4 Class A3
11/25/2059	3.000%	2,417,959	2,346,723
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,350,000	5,470,622
CMO Series 2020-2 Class A1
05/25/2060	2.226%	183,101	181,343
CMO Series 2020-INV1 Class A1
03/25/2060	1.977%	2,156	2,147
CMO Series 2021-R1 Class A2
10/25/2063	1.057%	825,582	769,865
CMO Series 2021-R1 Class A3
10/25/2063	1.262%	1,051,951	981,071
CMO Series 2022-1 Class A1
01/25/2067	2.724%	20,716,644	18,614,860
CMO Series 2022-4 Class A1
04/25/2067	4.474%	2,532,743	2,455,617
CMO Series 2023-6 Class A2
09/25/2068	6.939%	3,876,477	3,903,476
CMO Series 2023-8 Class A1
12/25/2068	6.259%	3,627,644	3,632,525
CMO Series 2023-INV1 Class A1
02/25/2068	5.999%	17,299,483	17,183,375
CMO Series 2024-1 Class A1
01/25/2069	5.712%	16,066,520	15,947,725
CMO Series 2024-2 Class A1
02/25/2069	6.095%	4,720,376	4,709,487

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-3 Class A1
04/25/2069	6.338%	12,679,672	12,718,769
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	8,243,825	8,221,643
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,295,302	1,228,134
Visio Trust(a)
CMO Series 2020-1R Class A2
11/25/2055	1.567%	739,138	684,268
CMO Series 2020-1R Class A3
11/25/2055	1.873%	841,061	780,003
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $876,818,548)			837,048,442

Senior Loans 0.0%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
WR Grace Holdings LLC(b),(k)
Term Loan
3-month Term SOFR + 3.750% Floor 0.500% 09/22/2028	9.321%	210,163	210,650
Property & Casualty 0.0%
Truist Insurance Holdings LLC(b),(k)
2nd Lien Term Loan
3-month Term SOFR + 4.750% 05/06/2032	10.086%	148,607	151,641
Technology 0.0%
Ascend Learning LLC(b),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	8.929%	319,593	319,095
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	11.179%	150,000	147,075
DCert Buyer, Inc.(b),(k)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	12.329%	77,667	69,933
UKG, Inc.(b),(k)
1st Lien Term Loan
1-month Term SOFR + 3.500% 02/10/2031	8.820%	114,185	114,998
Total			651,101
Total Senior Loans (Cost $1,011,868)			1,013,392

U.S. Treasury Obligations 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury(j)
05/15/2047	3.000%	42,800,000	32,360,812
Total U.S. Treasury Obligations (Cost $33,675,270)			32,360,812

Money Market Funds 10.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.547%(l),(m)	942,790,715	942,602,157
Total Money Market Funds (Cost $942,407,998)		942,602,157
Total Investments in Securities (Cost: $7,740,998,073)		10,263,419,986
Other Assets & Liabilities, Net		(1,130,744,007)
Net Assets		9,132,675,979
At May 31, 2024, securities and/or cash totaling $23,685,715 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	3,398	09/2024	USD	369,691,781	—	(722,814)
U.S. Treasury 2-Year Note	4,725	09/2024	USD	962,497,270	391,646	—
U.S. Treasury 5-Year Note	3,279	09/2024	USD	346,907,953	—	(270,337)
Total					391,646	(993,151)

Columbia Balanced Fund  | 2024

Portfolio of Investments  (continued)
Columbia Balanced Fund, May 31, 2024 (Unaudited)
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury Ultra Bond	(396)	09/2024	USD	(48,485,250)	648,930	—
U.S. Treasury Ultra Bond	(57)	09/2024	USD	(6,978,938)	—	(97,484)
Total					648,930	(97,484)
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At May 31, 2024, the total value of these securities amounted to $1,877,464,545, which represents 20.56% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of May 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of May 31, 2024.

(d)	Non-income producing investment.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of May 31, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	Represents a security purchased on a forward commitment basis.
(i)	Principal and interest may not be guaranteed by a governmental entity.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)
The stated interest rate represents the weighted average interest rate at May 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(l)	The rate shown is the seven-day current annualized yield at May 31, 2024.
(m)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.547%
	833,279,115	2,046,330,756	(1,937,071,529)	63,815	942,602,157	17,973	37,280,108	942,790,715
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Balanced Fund  | 2024

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3QT120_08_P01_(07/24)